Columbia Variable Portfolio – Balanced Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	331,969	334,775
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	121,926	122,236
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	408,933	414,992
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	1,652,863	1,663,797
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	3,725,000	3,800,509
Series 2023-X1 Class A
11/15/2028	7.110%	277,491	278,573
Series 2024-A Class 1A
02/15/2029	5.610%	4,125,000	4,171,395
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,617,996
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	300,000	307,442
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	7.301%	1,300,000	1,302,188
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	594,313
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	75,352	75,325
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,625,000	1,636,076
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	7.197%	1,925,000	1,927,787
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.694%	900,000	900,373
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	337,783	311,754
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.013%	550,000	550,494
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	98,977	98,647
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,792,506
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	6.348%	1,350,000	1,350,279
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	7.194%	2,425,000	2,427,287
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	6.544%	249,758	249,980
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.840%	3,450,000	3,452,881
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.544%	1,025,000	1,025,113
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	6.580%	200,416	200,415
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.780%	200,416	200,415
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.684%	1,459,573	1,460,724

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	8.317%	500,000	500,636
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	269,286
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	699,292	682,143
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,861,088	3,964,414
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,006,895	2,944,140
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	6.583%	1,055,247	1,055,253
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	686,686	680,097
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	768,556	771,507
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	75,000	76,030
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	572,853	564,124
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,834,143
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	84,119	84,015
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,738,213
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	6.199%	1,425,000	1,425,248
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.782%	2,750,000	2,765,812
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	787,500	782,927
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	87,121	86,133
Series 2019-AA Class A
07/25/2033	2.340%	218,691	212,892
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.691%	468,537	469,263
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	7.101%	3,600,000	3,601,843
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	6.451%	1,498,941	1,499,241
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	655,329	658,972
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,225,000	1,245,643
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	874,808	897,368
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 10/22/2036	6.694%	1,375,000	1,376,482
Series 2020-6A Class AR
3-month Term SOFR + 1.402% Floor 1.140% 07/20/2034	6.684%	2,600,000	2,602,759
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.731%	650,000	650,792
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,741,843
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	261,392	262,095
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	865,154	876,952
Series 2024-6 Class A
11/15/2031	6.093%	781,552	790,338
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	136,421	134,115
Series 2024-7 Class A
12/15/2031	6.117%	3,933,341	3,970,475
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,610,000	2,651,637
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	18,272	18,265
Series 2023-1 Class A
07/15/2030	7.556%	391,134	392,432
Series 2023-5 Class A
04/15/2031	7.179%	329,348	329,907
Series 2023-8 Class A
06/16/2031	7.299%	167,500	170,834
Series 2024-1 Class A
07/15/2031	6.660%	344,982	350,844
Series 2024-2 Class A
08/15/2031	6.319%	409,835	416,741
Series 2024-3 Class A
10/15/2031	6.258%	2,686,135	2,724,452
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	603,297	597,895
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.410%	667,439	671,695
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	950,000	959,945
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,145,496
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	139,769	140,334
Series 2024-1A Class A
08/15/2029	6.120%	470,225	471,586
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	7.040%	1,900,000	1,900,984
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	352,837	343,375
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	423,758	428,621
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	195,219
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	169,532
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	4,025,000	4,097,702
Series 2024-A Class A4
01/22/2029	5.240%	1,300,000	1,316,532
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	192,970	194,481
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	834,377	836,498
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	278,634	276,716
Series 2021-ST2 Class A
04/20/2027	2.500%	30,908	30,418
Series 2021-ST9 Class A
11/20/2029	1.700%	16,132	16,060
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	234,683	231,836
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	94,738	94,679
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	1,001,954	995,412
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	835,438
Total Asset-Backed Securities — Non-Agency (Cost $102,718,649)			103,489,032

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	489,876

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.747% Floor 1.700% 05/15/2035	6.844%	2,625,000	2,609,564
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.711%	559,490	555,481
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,316,262
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.644%	2,375,000	2,373,515
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.509%	2,175,000	2,133,575
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,159,705
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	475,000	465,213
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	435,821
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,986,651
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	656,619
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,878,964
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	1,125,000	1,116,053
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	589,582
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	7.311%	825,000	810,899
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,332	971,746
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,245,785	5,910,412
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.342%	2,200,000	2,200,060
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,152,772
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,089,730
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.411%	1,100,000	1,021,824
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.961%	425,000	368,404
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,550,881	1,480,440
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,728,361
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.647%	3,325,000	3,275,176
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	7.047%	1,900,000	1,899,984
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	622,675
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	989,217
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,016,934	1,008,174
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust
Series 2014-C22 Class A5
09/15/2057	3.752%	36,877	36,372
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $45,937,322)			44,333,127

Common Stocks 59.3%
Issuer	Shares	Value ($)
Communication Services 6.9%
Entertainment 1.5%
Take-Two Interactive Software, Inc.(d)	93,150	14,318,086
Walt Disney Co. (The)	86,347	8,305,718
Total		22,623,804
Interactive Media & Services 4.6%
Alphabet, Inc., Class A	114,599	19,006,244
Alphabet, Inc., Class C	108,405	18,124,232
Meta Platforms, Inc., Class A	50,694	29,019,274
Pinterest, Inc., Class A(d)	160,706	5,202,053
Total		71,351,803
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	61,731	12,738,809
Total Communication Services		106,714,416
Consumer Discretionary 4.9%
Automobiles 0.7%
Tesla, Inc.(d)	44,794	11,719,454
Broadline Retail 3.7%
Amazon.com, Inc.(d)	225,875	42,087,289
eBay, Inc.	232,132	15,114,115
Total		57,201,404
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	150,649	7,077,490
Total Consumer Discretionary		75,998,348
Consumer Staples 3.6%
Consumer Staples Distribution & Retail 1.3%
Sysco Corp.	118,695	9,265,332
Walmart, Inc.	142,031	11,469,003
Total		20,734,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.7%
Mondelez International, Inc., Class A	151,473	11,159,016
Household Products 1.0%
Procter & Gamble Co. (The)	84,509	14,636,959
Personal Care Products 0.6%
Coty, Inc., Class A(d)	555,546	5,216,577
Estee Lauder Companies, Inc. (The), Class A	46,415	4,627,111
Total		9,843,688
Total Consumer Staples		56,373,998
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Canadian Natural Resources Ltd.	210,861	7,002,694
Chevron Corp.	97,904	14,418,322
EOG Resources, Inc.	67,107	8,249,463
Total		29,670,479
Total Energy		29,670,479
Financials 7.7%
Banks 2.1%
Bank of America Corp.	215,613	8,555,524
JPMorgan Chase & Co.	78,549	16,562,842
Wells Fargo & Co.	132,596	7,490,348
Total		32,608,714
Capital Markets 2.1%
BlackRock, Inc.	16,213	15,394,406
Charles Schwab Corp. (The)	143,466	9,298,031
S&P Global, Inc.	15,311	7,909,969
Total		32,602,406
Consumer Finance 0.5%
American Express Co.	27,354	7,418,405
Financial Services 2.3%
Block, Inc., Class A(d)	124,995	8,390,914
MasterCard, Inc., Class A	26,539	13,104,958
Visa, Inc., Class A	52,572	14,454,672
Total		35,950,544
Insurance 0.7%
Aon PLC, Class A	32,433	11,221,493
Total Financials		119,801,562

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.5%
Biotechnology 2.1%
AbbVie, Inc.	82,214	16,235,621
Biogen, Inc.(d)	28,834	5,589,183
BioMarin Pharmaceutical, Inc.(d)	65,331	4,592,116
Vertex Pharmaceuticals, Inc.(d)	12,105	5,629,793
Total		32,046,713
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	69,111	7,879,345
Boston Scientific Corp.(d)	111,515	9,344,957
Total		17,224,302
Health Care Providers & Services 1.0%
Elevance Health, Inc.	30,668	15,947,360
Life Sciences Tools & Services 1.8%
Bruker Corp.	27,197	1,878,225
Illumina, Inc.(d)	47,526	6,197,866
IQVIA Holdings, Inc.(d)	26,043	6,171,410
Thermo Fisher Scientific, Inc.	21,085	13,042,548
Total		27,290,049
Pharmaceuticals 1.5%
Eli Lilly & Co.	15,958	14,137,830
Pfizer, Inc.	312,924	9,056,021
Total		23,193,851
Total Health Care		115,702,275
Industrials 4.8%
Aerospace & Defense 1.8%
Boeing Co. (The)(d)	12,990	1,975,000
General Electric Co.	23,511	4,433,704
L3Harris Technologies, Inc.	25,014	5,950,080
RTX Corp.	122,116	14,795,575
Total		27,154,359
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	48,494	6,611,672
Electrical Equipment 0.1%
GE Vernova, Inc.(d)	6,539	1,667,314
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.2%
Uber Technologies, Inc.(d)	122,964	9,241,974
Union Pacific Corp.	37,687	9,289,092
Total		18,531,066
Industrial Conglomerates 0.9%
Honeywell International, Inc.	69,586	14,384,122
Machinery 0.2%
Parker-Hannifin Corp.	4,267	2,695,976
Passenger Airlines 0.2%
United Airlines Holdings, Inc.(d)	55,248	3,152,451
Total Industrials		74,196,960
Information Technology 18.2%
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity PLC	43,587	6,581,201
IT Services 1.1%
Accenture PLC, Class A	19,001	6,716,474
International Business Machines Corp.	41,466	9,167,303
Total		15,883,777
Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices, Inc.(d)	36,077	5,919,514
Entegris, Inc.	52,008	5,852,460
Lam Research Corp.	13,147	10,729,004
Marvell Technology, Inc.	62,754	4,525,818
NVIDIA Corp.	510,458	61,990,020
ON Semiconductor Corp.(d)	108,747	7,896,120
QUALCOMM, Inc.	23,369	3,973,898
Total		100,886,834
Software 6.4%
Adobe, Inc.(d)	14,776	7,650,717
Autodesk, Inc.(d)	36,488	10,051,714
Intuit, Inc.	15,770	9,793,170
Microsoft Corp.	151,118	65,026,076
Palo Alto Networks, Inc.(d)	19,578	6,691,760
Total		99,213,437
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	252,132	58,746,756
Total Information Technology		281,312,005
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.8%
Chemicals 0.7%
Sherwin-Williams Co. (The)	27,269	10,407,759
Containers & Packaging 0.2%
Avery Dennison Corp.	12,640	2,790,407
Metals & Mining 0.9%
Newmont Corp.	272,836	14,583,084
Total Materials		27,781,250
Real Estate 0.8%
Specialized REITs 0.8%
American Tower Corp.	51,828	12,053,120
Total Real Estate		12,053,120
Utilities 1.2%
Multi-Utilities 1.2%
DTE Energy Co.	65,831	8,453,358
Public Service Enterprise Group, Inc.	108,675	9,694,897
Total		18,148,255
Total Utilities		18,148,255
Total Common Stocks (Cost $610,179,689)		917,752,668

Corporate Bonds & Notes 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	826,139
Boeing Co. (The)
05/01/2040	5.705%	1,875,000	1,831,150
Bombardier, Inc.(a)
07/01/2031	7.250%	9,000	9,526
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,285,752
07/31/2033	5.400%	375,000	391,476
Lockheed Martin Corp.
08/15/2034	4.800%	500,000	512,581
Northrop Grumman Corp.
06/01/2034	4.900%	1,610,000	1,645,733
Raytheon Technologies Corp.
03/15/2027	3.500%	1,825,000	1,797,702
03/15/2032	2.375%	1,525,000	1,323,317
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	24,000	26,048
11/15/2030	9.750%	11,000	12,270
TransDigm, Inc.
11/15/2027	5.500%	27,000	26,909
TransDigm, Inc.(a)
08/15/2028	6.750%	40,000	41,208
03/01/2029	6.375%	60,000	61,883
12/15/2030	6.875%	39,000	40,841
03/01/2032	6.625%	66,000	68,789
01/15/2033	6.000%	18,000	18,255
Total			11,919,579
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	28,242
American Airlines, Inc.(a)
05/15/2029	8.500%	34,000	36,051
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	46,628	46,490
04/20/2029	5.750%	42,290	42,235
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	15,114	15,171
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	37,428
04/15/2029	4.625%	19,000	18,358
Total			223,975
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	22,000	20,142
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	15,000	13,779
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	42,827	42,153
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	50,799
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	15,002
05/15/2027	8.500%	15,000	15,068
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	26,000	26,063
Total			183,006
Banking 1.9%
Bank of America Corp.(f)
02/04/2033	2.972%	7,150,000	6,405,548
Citigroup, Inc.(f)
01/25/2033	3.057%	2,300,000	2,053,914

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	3,175,000	2,804,048
HSBC Holdings PLC(f)
05/24/2032	2.804%	1,500,000	1,326,803
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	6,000,000	6,165,253
10/23/2034	6.254%	850,000	945,322
Morgan Stanley(f)
07/19/2035	5.320%	2,675,000	2,779,276
Subordinated
09/16/2036	2.484%	1,550,000	1,297,247
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	500,000	530,285
US Bancorp(f)
06/12/2034	5.836%	525,000	560,251
Wells Fargo & Co.(f)
04/24/2034	5.389%	4,825,000	5,005,209
Total			29,873,156
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	30,000	29,417
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	37,000	37,911
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	45,000	47,944
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	61,000	57,959
Focus Financial Partners LLC(a)
09/15/2031	6.750%	29,000	29,223
Hightower Holding LLC(a)
04/15/2029	6.750%	41,000	39,224
01/31/2030	9.125%	46,000	48,004
Total			289,682
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	39,000	36,467
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	23,000	22,657
05/15/2029	4.125%	15,000	14,136
08/01/2030	6.500%	19,000	19,681
Interface, Inc.(a)
12/01/2028	5.500%	23,000	22,589
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	36,653
Masterbrand, Inc.(a)
07/15/2032	7.000%	7,000	7,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	21,000	21,791
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,926
01/15/2028	4.750%	25,000	24,487
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	6,000	5,944
01/15/2031	7.250%	32,000	33,904
White Cap Buyer LLC(a)
10/15/2028	6.875%	71,000	71,695
Total			327,278
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	54,097
02/01/2028	5.000%	24,000	23,353
03/01/2030	4.750%	91,000	83,605
08/15/2030	4.500%	105,000	95,046
02/01/2032	4.750%	43,000	37,814
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	51,000	44,081
Charter Communications Operating LLC/Capital
06/30/2062	3.950%	875,000	542,054
Comcast Corp.
03/01/2026	3.150%	562,000	554,242
CSC Holdings LLC(a)
02/01/2028	5.375%	10,000	8,419
02/01/2029	6.500%	48,000	39,709
01/15/2030	5.750%	29,000	15,008
12/01/2030	4.125%	12,000	8,746
02/15/2031	3.375%	36,000	25,601
DISH DBS Corp.
07/01/2026	7.750%	25,000	21,684
06/01/2029	5.125%	20,000	13,408
DISH DBS Corp.(a)
12/01/2026	5.250%	30,000	27,821
12/01/2028	5.750%	28,000	24,586
DISH Network Corp.(a)
11/15/2027	11.750%	51,000	53,487
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	30,933
07/01/2029	5.500%	28,000	27,344
09/01/2031	3.875%	21,000	18,292
Time Warner Cable LLC
05/01/2037	6.550%	2,725,000	2,699,036
Virgin Media Finance PLC(a)
07/15/2030	5.000%	40,000	35,150
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	35,000	33,558
08/15/2030	4.500%	31,000	27,543
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	67,000	61,626
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	39,000	35,966
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	19,000	18,990
Ziggo BV(a)
01/15/2030	4.875%	22,000	20,906
Total			4,682,105
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	23,000	23,582
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	12,000	11,225
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,738
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	17,000	17,345
Element Solutions, Inc.(a)
09/01/2028	3.875%	51,000	48,602
HB Fuller Co.
10/15/2028	4.250%	29,000	27,814
Herens Holdco Sarl(a)
05/15/2028	4.750%	26,000	22,740
INEOS Finance PLC(a)
04/15/2029	7.500%	46,000	48,083
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	24,334
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	26,000	27,820
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	17,000	15,969
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	22,000	20,555
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	40,087
11/15/2028	9.750%	45,000	48,056
10/01/2029	6.250%	41,000	39,671
06/15/2031	7.250%	37,000	38,505
WR Grace Holdings LLC(a)
06/15/2027	4.875%	19,000	18,722
08/15/2029	5.625%	63,000	59,174
03/01/2031	7.375%	13,000	13,611
Total			580,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	740,670
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	15,952
Herc Holdings, Inc.(a)
07/15/2027	5.500%	26,000	25,973
06/15/2029	6.625%	23,000	23,831
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,135,409
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,275
03/15/2031	7.750%	40,000	42,680
Total			1,992,790
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	45,000	41,385
12/01/2028	6.125%	64,000	54,849
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	7,908
06/01/2028	4.625%	22,000	21,390
02/15/2029	5.625%	31,000	30,993
Uber Technologies, Inc.(a)
01/15/2028	6.250%	39,000	39,430
Total			195,955
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	8,000	8,437
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	67,000	67,001
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a),(g)
10/15/2029	9.500%	42,000	42,026
Newell Brands, Inc.
09/15/2027	6.375%	12,000	12,166
Prestige Brands, Inc.(a)
01/15/2028	5.125%	27,000	26,759
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	9,179
02/01/2032	4.375%	33,000	30,548
Total			196,116
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	22,142
01/01/2031	9.500%	7,000	7,634

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	63,000	64,954
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	20,868
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,454
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,360
Madison IAQ LLC(a)
06/30/2028	4.125%	14,000	13,519
06/30/2029	5.875%	33,000	32,154
Resideo Funding, Inc.(a)
09/01/2029	4.000%	61,000	57,451
07/15/2032	6.500%	32,000	32,885
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	6,000	6,245
Vertical Holdco GmbH(a)
07/15/2028	7.625%	40,000	40,247
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	48,000	47,505
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	46,000	47,097
03/15/2029	6.375%	11,000	11,368
03/15/2032	6.625%	47,000	48,934
Total			479,817
Electric 0.5%
Alpha Generation LLC(a)
10/15/2032	6.750%	18,000	18,269
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	59,000	57,908
02/15/2031	3.750%	58,000	53,100
01/15/2032	3.750%	16,000	14,468
DTE Energy Co.
07/01/2027	4.950%	825,000	839,239
Duke Energy Corp.
08/15/2052	5.000%	1,800,000	1,704,158
Edison International
11/15/2028	5.250%	972,000	999,344
Indiana Michigan Power Co.
03/15/2037	6.050%	512,000	559,930
Lightning Power LLC(a)
08/15/2032	7.250%	13,000	13,650
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	34,000	33,219
01/15/2029	7.250%	66,000	69,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	26,109
06/15/2029	5.250%	24,000	23,921
02/15/2031	3.625%	22,000	19,947
02/15/2032	3.875%	7,000	6,380
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,197,076
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,883,655
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	22,000	21,773
01/15/2030	4.750%	61,000	58,354
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	17,000	16,978
07/31/2027	5.000%	39,000	38,750
10/15/2031	7.750%	59,000	63,503
04/15/2032	6.875%	29,000	30,529
Total			7,749,828
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	29,000	30,430
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	48,000	47,833
Total			78,263
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	40,000	41,641
03/15/2030	5.875%	19,000	19,043
Navient Corp.
06/25/2025	6.750%	13,000	13,084
03/15/2029	5.500%	2,000	1,940
03/15/2031	11.500%	34,000	38,845
08/01/2033	5.625%	7,000	6,213
OneMain Finance Corp.
01/15/2027	3.500%	19,000	18,156
01/15/2029	9.000%	23,000	24,368
03/15/2030	7.875%	31,000	32,423
05/15/2031	7.500%	28,000	28,831
11/15/2031	7.125%	15,000	15,186
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	38,000	38,001
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	29,000	29,548
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	32,000	29,475
10/15/2033	4.000%	92,000	82,650
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	6,959
04/15/2029	5.500%	17,000	16,557
Total			442,920
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2038	5.150%	3,500,000	3,411,655
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	649,000	666,440
Campbell Soup Co.(g)
03/23/2035	4.750%	2,300,000	2,291,398
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,702
Coca-Cola Co. (The)
05/13/2064	5.400%	258,000	275,123
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	580,645
05/01/2033	4.900%	1,069,000	1,079,785
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	40,000	40,369
Kraft Heinz Foods Co.
06/01/2026	3.000%	688,000	674,188
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	21,327
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	882,245
Pilgrim’s Pride Corp.
03/01/2032	3.500%	36,000	31,978
Post Holdings, Inc.(a)
01/15/2028	5.625%	6,000	6,052
04/15/2030	4.625%	52,000	49,736
09/15/2031	4.500%	18,000	16,828
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	38,000	36,424
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	48,000	45,536
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	36,000	35,948
US Foods, Inc.(a)
09/15/2028	6.875%	32,000	33,360
02/15/2029	4.750%	37,000	36,104
06/01/2030	4.625%	27,000	26,134
Total			10,255,977
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	15,000	14,857
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.(a)
06/15/2031	4.750%	16,000	15,269
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	74,000	70,419
02/15/2030	7.000%	51,000	53,289
02/15/2032	6.500%	55,000	56,887
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	15,018
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	33,089
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	26,000	26,550
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	39,000	40,908
MGM Resorts International
09/15/2029	6.125%	21,000	21,270
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	29,000	27,800
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	59,000	58,582
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	27,000	27,365
Total			461,303
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	47,000	45,764
04/15/2029	5.000%	15,000	14,295
Avantor Funding, Inc.(a)
07/15/2028	4.625%	20,000	19,555
11/01/2029	3.875%	53,000	50,153
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	33,848
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	36,000	35,411
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	24,293
03/15/2029	3.750%	19,000	17,879
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	43,000	42,292
04/15/2029	6.875%	29,000	26,265
05/15/2030	5.250%	55,000	50,601
01/15/2032	10.875%	19,000	20,942
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	24,000	25,269
CVS Health Corp.
03/25/2048	5.050%	1,350,000	1,231,892

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,245,456
HCA, Inc.
09/01/2030	3.500%	3,900,000	3,675,048
IQVIA, Inc.(a)
05/15/2027	5.000%	18,000	17,889
05/15/2030	6.500%	16,000	16,700
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	37,000	38,155
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	22,000	20,828
10/01/2029	5.250%	106,000	104,008
Select Medical Corp.(a)
08/15/2026	6.250%	60,000	60,382
Star Parent, Inc.(a)
10/01/2030	9.000%	62,000	66,613
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	35,000	36,532
Tenet Healthcare Corp.
02/01/2027	6.250%	48,000	48,085
11/01/2027	5.125%	37,000	36,890
06/15/2028	4.625%	11,000	10,806
10/01/2028	6.125%	27,000	27,224
01/15/2030	4.375%	22,000	21,119
06/15/2030	6.125%	12,000	12,202
05/15/2031	6.750%	34,000	35,465
Total			8,111,861
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	5,790,000	5,182,314
UnitedHealth Group, Inc.
04/15/2034	5.000%	3,550,000	3,663,958
07/15/2064	5.750%	553,000	596,967
Total			9,443,239
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	10,211
01/15/2028	5.750%	30,000	30,502
08/01/2030	5.125%	16,000	15,924
Total			56,637
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	44,000	45,621
03/15/2032	7.375%	14,000	13,940
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(a)
07/01/2028	8.375%	11,000	11,496
11/01/2030	8.625%	11,000	11,662
07/01/2031	8.750%	22,000	23,320
CNX Resources Corp.(a)
01/15/2029	6.000%	28,000	28,154
01/15/2031	7.375%	8,000	8,366
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	65,000	65,081
Comstock Resources, Inc.(a)
03/01/2029	6.750%	25,000	24,373
01/15/2030	5.875%	10,000	9,352
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	20,000	20,234
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	48,000	47,951
02/01/2029	5.750%	11,000	10,710
04/15/2030	6.000%	21,000	20,461
04/15/2032	6.250%	19,000	18,502
11/01/2033	8.375%	22,000	23,711
Matador Resources Co.(a)
04/15/2028	6.875%	20,000	20,329
04/15/2032	6.500%	41,000	40,916
04/15/2033	6.250%	18,000	17,732
Occidental Petroleum Corp.
08/01/2027	5.000%	327,000	331,507
10/01/2054	6.050%	420,000	426,572
Permian Resources Operating LLC(a)
01/15/2032	7.000%	51,000	53,028
02/01/2033	6.250%	24,000	24,384
SM Energy Co.
09/15/2026	6.750%	27,000	27,003
SM Energy Co.(a)
08/01/2029	6.750%	17,000	17,067
08/01/2032	7.000%	17,000	17,073
Southwestern Energy Co.
02/01/2032	4.750%	73,000	69,836
Total			1,428,381
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,748,515
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	34,000	32,744
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
03/01/2027	5.750%	26,000	26,339
08/01/2028	4.000%	41,000	39,579
05/01/2029	6.000%	39,000	39,469
08/15/2029	7.000%	14,000	14,876
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	27,000	29,142
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	45,000	45,579
Cinemark USA, Inc.(a)
07/15/2028	5.250%	34,000	33,427
08/01/2032	7.000%	10,000	10,448
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	43,912
05/15/2027	6.500%	18,000	18,362
10/15/2027	4.750%	17,000	16,769
NCL Corp., Ltd.(a)
03/15/2026	5.875%	39,000	39,007
NCL Finance Ltd.(a)
03/15/2028	6.125%	16,000	16,317
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	26,000	25,699
07/15/2027	5.375%	8,000	8,063
04/01/2028	5.500%	9,000	9,113
09/30/2031	5.625%	27,000	27,349
03/15/2032	6.250%	13,000	13,487
02/01/2033	6.000%	13,000	13,327
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	31,844
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	52,000	53,816
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	34,000	35,204
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	24,038
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	30,947
07/15/2031	9.125%	34,000	37,155
Total			716,012
Life Insurance 0.1%
Met Tower Global Funding(a),(g)
10/01/2027	4.000%	1,067,000	1,065,813
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	14,000	14,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	48,000	48,631
Total			62,896
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	42,000	37,572
09/15/2028	9.000%	13,000	13,821
06/01/2029	7.500%	36,000	30,973
04/01/2030	7.875%	34,000	35,583
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	53,000	52,102
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,629
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	9,000	6,135
01/15/2028	4.750%	8,000	5,198
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	6,000	6,225
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	22,000	21,858
01/15/2029	4.250%	20,000	19,049
03/15/2030	4.625%	24,000	22,827
02/15/2031	7.375%	9,000	9,607
Roblox Corp.(a)
05/01/2030	3.875%	63,000	58,664
Univision Communications, Inc.(a)
08/15/2028	8.000%	13,000	13,295
05/01/2029	4.500%	15,000	13,400
06/30/2030	7.375%	19,000	18,371
Warnermedia Holdings, Inc.
03/15/2052	5.141%	242,000	186,569
03/15/2062	5.391%	3,573,000	2,734,811
Total			3,291,689
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,841
Allegheny Technologies, Inc.
10/01/2029	4.875%	16,000	15,472
10/01/2031	5.125%	20,000	19,450
Constellium SE(a)
06/15/2028	5.625%	48,000	47,951
04/15/2029	3.750%	60,000	56,041
08/15/2032	6.375%	13,000	13,357
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	53,000	52,440
04/01/2029	6.125%	51,000	51,748

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	26,139
06/01/2031	4.500%	21,000	19,223
Novelis Corp.(a)
11/15/2026	3.250%	28,000	27,060
01/30/2030	4.750%	36,000	34,856
08/15/2031	3.875%	26,000	23,770
Total			401,348
Midstream 0.5%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	49,000	50,689
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	37,373
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	62,000	65,275
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	30,610
06/15/2031	4.375%	28,000	26,496
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,187,812
EQM Midstream Partners LP(a)
07/01/2025	6.000%	40,000	40,072
06/01/2027	7.500%	14,000	14,419
07/01/2027	6.500%	33,000	33,979
04/01/2029	6.375%	22,000	22,730
01/15/2031	4.750%	57,000	55,207
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,600,000	1,571,896
NuStar Logistics LP
06/01/2026	6.000%	35,000	35,234
04/28/2027	5.625%	24,000	24,104
10/01/2030	6.375%	24,000	24,908
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	2,860,000	3,166,199
Sunoco LP(a)
05/01/2032	7.250%	29,000	30,717
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	27,773
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	48,000	47,188
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	46,306
08/15/2031	4.125%	53,000	49,288
11/01/2033	3.875%	29,000	26,025
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	51,000	53,167
02/01/2029	9.500%	14,000	15,740
01/15/2030	7.000%	35,000	35,920
06/01/2031	8.375%	26,000	27,406
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2032	9.875%	16,000	17,780
Western Midstream Operating LP
04/01/2033	6.150%	764,000	807,621
Williams Companies, Inc. (The)
09/15/2045	5.100%	625,000	595,237
Total			8,167,171
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	585,000	562,195
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	36,000	36,169
09/01/2032	6.625%	17,000	17,453
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	33,000	34,166
Nabors Industries, Inc.(a)
01/31/2030	9.125%	39,000	40,223
08/15/2031	8.875%	35,000	33,291
Noble Finance II LLC(a)
04/15/2030	8.000%	18,000	18,574
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	38,000	38,854
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	29,000	29,876
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	10,904
05/15/2031	8.500%	18,000	17,885
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	27,000	27,243
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	23,000	23,687
Total			328,325
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	34,003
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,363
Total			46,366
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	40,000	42,397
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	52,000	51,883
06/15/2029	4.750%	80,000	78,175
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	29,000	28,942
05/15/2029	4.875%	21,000	20,332
02/01/2030	7.000%	14,000	14,529
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	10,000	10,466
04/01/2032	6.500%	33,000	34,115
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	21,518
Service Properties Trust(a)
11/15/2031	8.625%	20,000	21,750
Total			324,107
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	46,000	46,318
09/01/2029	4.000%	79,000	70,522
Canpack SA/US LLC(a)
11/15/2029	3.875%	30,000	27,949
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	20,000	20,198
04/15/2030	8.750%	21,000	21,345
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	34,000	33,824
08/15/2027	8.500%	9,000	9,017
Total			229,173
Pharmaceuticals 0.9%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	5,946
AbbVie, Inc.
03/15/2029	4.800%	5,350,000	5,504,784
Amgen, Inc.
03/02/2053	5.650%	2,000,000	2,104,626
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,093
02/01/2027	6.125%	20,000	18,048
08/15/2027	5.750%	28,000	23,855
06/01/2028	4.875%	5,000	3,913
09/30/2028	11.000%	11,000	10,232
02/15/2029	6.250%	10,000	6,011
Gilead Sciences, Inc.
03/01/2026	3.650%	5,690,000	5,644,646
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	66,000	61,915
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	21,145
04/30/2031	5.125%	50,000	47,054
Total			13,456,268
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	27,000	25,859
10/15/2027	6.750%	53,000	52,815
04/15/2028	6.750%	55,000	55,881
11/01/2029	5.875%	31,000	29,740
01/15/2031	7.000%	52,000	53,448
10/01/2031	6.500%	15,000	15,175
10/01/2032	7.375%	20,000	20,292
AmWINS Group, Inc.(a)
02/15/2029	6.375%	36,000	36,862
AssuredPartners, Inc.(a)
01/15/2029	5.625%	52,000	50,109
02/15/2032	7.500%	34,000	34,989
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	44,000	42,077
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	42,175
01/31/2032	7.375%	14,000	14,470
HUB International, Ltd.(a)
06/15/2030	7.250%	85,000	88,619
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	46,000	48,226
Ryan Specialty LLC(a)
08/01/2032	5.875%	10,000	10,164
USI, Inc.(a)
01/15/2032	7.500%	26,000	26,943
Total			647,844
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	41,000	42,192
Norfolk Southern Corp.
06/15/2026	2.900%	868,000	850,314
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	48,000	50,044
Total			942,550
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	29,000	27,876
09/15/2029	5.625%	22,000	22,315
10/15/2030	4.000%	36,000	33,192
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	32,000	29,767
Total			113,150

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	25,000	23,856
02/15/2032	5.000%	28,000	26,536
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	11,000	11,632
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	43,895
01/15/2030	6.375%	9,000	9,148
Hanesbrands, Inc.(a)
02/15/2031	9.000%	8,000	8,637
L Brands, Inc.
06/15/2029	7.500%	23,000	23,880
L Brands, Inc.(a)
10/01/2030	6.625%	24,000	24,453
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	36,000	38,223
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	18,632
Lowe’s Companies, Inc.
09/15/2062	5.800%	1,915,000	2,003,804
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	39,306
02/15/2029	7.750%	49,000	48,335
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	41,000	36,183
Total			2,356,520
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	25,080
03/15/2029	3.500%	28,000	26,091
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	29,031
Kroger Co. (The)
09/15/2064	5.650%	278,000	279,532
Total			359,734
Technology 0.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	12,000	12,521
Block, Inc.(a)
05/15/2032	6.500%	50,000	52,078
Broadcom, Inc.(a)
11/15/2036	3.187%	2,200,000	1,863,490
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	18,721
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	19,000	19,768
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	15,000	15,338
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	23,964
07/01/2029	4.875%	59,000	56,780
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	96,000	97,706
06/30/2032	8.250%	60,000	62,718
CommScope Technologies LLC(a)
06/15/2025	6.000%	11,000	10,656
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	71,000	69,275
Entegris Escrow Corp.(a)
06/15/2030	5.950%	76,000	77,458
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	56,000	60,072
HealthEquity, Inc.(a)
10/01/2029	4.500%	22,000	21,277
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	23,000	21,212
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	37,000	37,809
Intel Corp.
03/25/2050	4.750%	675,000	582,120
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	27,000	25,242
05/30/2029	9.500%	60,000	61,401
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,894
03/15/2028	5.250%	25,000	24,903
07/15/2028	5.000%	46,000	45,370
02/15/2029	7.000%	17,000	17,709
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	66,000	63,448
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	56,000	61,651
NCR Corp.(a)
10/01/2028	5.000%	67,000	65,738
04/15/2029	5.125%	13,000	12,715
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	78,000	76,360
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,464,327
Picard Midco, Inc.(a)
03/31/2029	6.500%	70,000	69,668
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate HDD
12/15/2029	8.250%	19,000	20,626
07/15/2031	8.500%	12,000	13,092
Sensata Technologies BV(a)
09/01/2030	5.875%	17,000	17,077
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	54,423
08/15/2032	6.750%	16,000	16,719
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	22,000	22,741
Synaptics, Inc.(a)
06/15/2029	4.000%	11,000	10,425
UKG, Inc.(a)
02/01/2031	6.875%	52,000	53,753
Zebra Technologies Corp.(a)
06/01/2032	6.500%	23,000	24,029
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	75,000	69,288
Total			5,407,562
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	18,000	18,418
02/15/2031	8.000%	41,000	41,939
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	863,648
Total			924,005
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	33,000	10,342
Altice France SA(a)
02/01/2027	8.125%	8,000	6,495
01/15/2028	5.500%	70,000	51,029
07/15/2029	5.125%	22,000	15,422
T-Mobile US, Inc.
01/15/2053	5.650%	1,350,000	1,418,402
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	34,000	30,269
Total			1,531,959
Wirelines 0.0%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	35,000	37,209
03/15/2031	8.625%	41,000	44,232
Iliad Holding SAS(a)
10/15/2026	6.500%	45,000	45,466
10/15/2028	7.000%	53,000	53,947
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(a),(g)
10/01/2031	8.250%	21,000	21,388
Total			202,242
Total Corporate Bonds & Notes (Cost $128,158,585)			131,857,945

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
International Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF	355,182	27,721,955
Total Exchange-Traded Equity Funds (Cost $23,810,275)		27,721,955

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,826
05/15/2029	4.250%	18,000	16,736
02/15/2030	9.000%	95,000	102,899
Total			132,461
Total Foreign Government Obligations (Cost $124,694)			132,461

Residential Mortgage-Backed Securities - Agency 12.8%

Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	17,959	18,520
04/01/2032	7.000%	12,563	13,095
07/01/2032	6.500%	7,716	7,961
01/01/2033	3.000%	398,702	387,124
01/01/2034- 05/01/2041	5.000%	212,037	218,493
04/01/2041	4.500%	40,152	40,656
12/01/2051	2.500%	4,422,871	3,845,943
07/01/2052	3.500%	4,072,524	3,793,631
Federal Home Loan Mortgage Corp.(i)
05/01/2032	6.500%	80,784	83,863
06/01/2037	6.000%	22,630	23,699
02/01/2038	5.500%	130,957	134,919
03/01/2038- 03/01/2040	5.000%	53,279	54,947
05/01/2039- 08/01/2041	4.500%	395,965	400,931
07/01/2043	3.000%	111,738	103,737

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	0.494%	4,262,123	492,176
Federal Home Loan Mortgage Corp. REMICS(b),(j)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	0.655%	3,411,133	468,274
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	0.535%	3,794,430	424,383
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	147,649	153,269
10/01/2026- 12/01/2045	3.500%	107,508	104,535
11/01/2026- 01/01/2029	4.000%	60,802	60,410
08/01/2028- 09/01/2032	6.500%	34,947	36,160
12/01/2028	6.000%	2,130	2,211
02/01/2038- 03/01/2038	5.500%	74,619	76,896
Federal National Mortgage Association(i)
02/01/2031	3.500%	73,219	72,393
10/01/2040	4.500%	95,375	96,465
Federal National Mortgage Association REMICS(b),(j)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	0.705%	3,178,995	454,448
Government National Mortgage Association(b),(j)
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.225%	6,674,718	1,065,684
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.225%	2,934,930	432,389
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.225%	2,758,982	388,232
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.225%	5,439,567	806,238
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.225%	2,659,226	411,697
Uniform Mortgage-Backed Security TBA(g)
10/17/2039- 10/15/2054	3.000%	38,175,000	34,371,603
10/17/2039- 10/15/2054	3.500%	25,500,000	23,964,048
10/17/2039- 10/15/2054	4.000%	36,625,000	35,203,011
10/15/2054	2.000%	8,950,000	7,397,724
10/15/2054	2.500%	22,825,000	19,699,949
10/15/2054	4.500%	20,200,000	19,857,147
10/15/2054	5.000%	20,450,000	20,436,420
10/15/2054	5.500%	6,000,000	6,069,477
10/15/2054	6.000%	16,150,000	16,505,767
Total Residential Mortgage-Backed Securities - Agency (Cost $199,692,077)			198,178,525

Residential Mortgage-Backed Securities - Non-Agency 8.1%

A&D Mortgage Trust(a),(c)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	4,692,862	4,783,758
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,855,275	1,662,330
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	101,409	93,052
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	339,806
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	327,511	307,301
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,773,708	3,766,332
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	111,397	107,256
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	367,149	356,593
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	799,819	745,790
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	325,854	304,851
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	172,441	164,992
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	856,015	851,436
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	485,832	493,599
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	1,434,691	1,457,213
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,844,055	1,873,478
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	384,586
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,750,758	1,680,977
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	728,209	725,540
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	363,999	361,446
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	351,895	350,661
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	293,149	258,521
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,866,805	1,713,778
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,678,208	1,677,301
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,460,334	1,473,757
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.380%	975,000	1,014,920
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	566,003	468,620
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	185,386	164,281
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	129,728
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	1,338,814	1,334,093
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	589,231
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	290,322
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	779,002	773,736
Cross Mortgage Trust(a),(c)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	507,987	515,388
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,255,877	1,219,654
CMO Series 2021-RPL4 Class A1
12/27/2060	4.061%	917,117	911,961
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,363,166	1,398,387
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	535,341	480,511
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	327,933	317,749
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.555%	50,101	50,101
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.330%	347,705	347,965
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	71,133	68,020
CMO Series 2020-1 Class A1
05/25/2065	2.006%	17,157	16,752
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,537,404	4,540,221
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.930%	275,485	277,064
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.180%	1,100,000	1,136,471

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.480%	3,222,574	3,273,791
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.430%	301,027	304,368
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.680%	2,500,000	2,557,735
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.230%	1,219,656	1,252,149
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	6.130%	2,013,826	2,010,927
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	560,040	538,774
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,183,089	2,054,920
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,758,350	4,749,252
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,484,818	1,489,902
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	249,887	232,074
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	533,226
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	1,003,691	1,019,754
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,858,343	1,871,570
LHOME Mortgage Trust(a),(c)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	709,273
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	314,221	304,472
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	421,267
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	471,634	429,826
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,403,897	4,360,669
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	422,875	427,904
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	119,420	114,068
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	22,187	21,204
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	37,097	35,473
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	499,926	490,382
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,034,398
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	117,594	112,556
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	253,890	249,132
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.330%	65,707	65,744
OBX Trust(a),(c)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	762,442	768,657
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,446,755	1,480,054
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	1,191,447	1,219,103
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	215,609	198,867
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	1,864,896	1,862,034
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	436,835	446,163
CMO Series 2021-10 Class A1
10/25/2026	2.487%	975,870	968,819
CMO Series 2021-3 Class A1
04/25/2026	4.867%	752,165	747,940
CMO Series 2021-9 Class A1
10/25/2026	2.363%	1,526,758	1,526,926
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRET LLC(a),(c)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	4,420,096	4,498,024
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	3,089,578	3,152,287
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	1,268,622	1,260,797
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,475,564
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,105,974
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	943,233
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	460,686	426,030
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	827,852	809,382
PRPM Trust(a),(c)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	177,224	179,654
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	593,477	602,957
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.555%	659,084	667,196
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	451,867	455,102
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	62,099	60,371
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	327,950	318,533
CMO Series 2020-2 Class A3
04/25/2060	3.000%	382,979	379,377
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	92,369	87,058
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	398,480
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	427,742
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	73,767	72,411
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	290,743	287,098
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.969%	296,902	301,455
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.969%	358,297	368,130
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	2,897,130	2,868,450
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	1,069,950	1,059,038
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	435,289	432,808
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	476,128	472,893
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	5.240%	608,352	606,493
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	421,139	417,794
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	332,069	330,715
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	1,674,571	1,667,785
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	1,349,619	1,339,767
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	4.000%	340,019	338,465
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	947,834
CMO Series 2020-2 Class A1
05/25/2060	3.226%	6,554	6,528
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	109,656	104,202

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	138,897	131,996
CMO Series 2022-4 Class A1
04/25/2067	4.474%	381,510	381,917
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,145,398	1,147,758
CMO Series 2023-6 Class A2
09/25/2068	6.939%	563,606	574,148
CMO Series 2023-8 Class A1
12/25/2068	6.259%	503,695	511,349
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	2,648,867	2,664,766
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,335,386	2,352,360
CMO Series 2024-3 Class A1
04/25/2069	6.338%	1,884,451	1,917,604
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,282,451	1,302,836
Verus Securitization Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,090,371	2,895,172
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	154,200	149,053
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	100,787	95,303
CMO Series 2020-1R Class A3
11/25/2055	1.873%	117,585	111,517
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $127,338,514)			124,968,308

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(k)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.854%	33,065	33,115
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 03/08/2032	9.354%	24,768	25,140
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.445%	52,700	52,433
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.695%	23,000	22,224
DCert Buyer, Inc.(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.845%	12,000	10,234
UKG, Inc.(b),(k)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/30/2031	8.555%	17,500	17,499
Total			102,390
Total Senior Loans (Cost $161,542)			160,645

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
05/15/2047	3.000%	6,850,000	5,604,156
Total U.S. Treasury Obligations (Cost $5,402,748)			5,604,156

Money Market Funds 11.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(l),(m)	181,353,137	181,335,002
Total Money Market Funds (Cost $181,307,125)		181,335,002
Total Investments in Securities (Cost: $1,424,831,220)		1,735,533,824
Other Assets & Liabilities, Net		(187,205,244)
Net Assets		1,548,328,580
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
At September 30, 2024, securities and/or cash totaling $4,456,753 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	763	12/2024	USD	87,196,594	—	(26,966)
U.S. Treasury 2-Year Note	451	12/2024	USD	93,917,227	219,678	—
U.S. Treasury 5-Year Note	771	12/2024	USD	84,719,649	100,998	—
Total					320,676	(26,966)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(18)	12/2024	USD	(2,395,688)	—	(2,625)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $282,922,556, which represents 18.27% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)
The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	143,518,823	368,995,373	(331,195,847)	16,653	181,335,002	7,251	6,494,292	181,353,137
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Balanced Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7000_12_C01_(11/24)